DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Deferred Income [Abstract]
Disclosure of changes in deferred revenue [Table Text Block]

Balance at January 1, 2019	43,274
Finance expense (Note 9)	4,154
Amortization of deferred revenue	(3,437)
Balance at December 31, 2019	43,991
Deferred revenue deposit (amendment to silver stream)	8,510
Finance expense (Note 9)	5,172
Amortization of deferred revenue	(4,915)
Balance at December 31, 2020	52,758

Disclosure of deferred revenue [Table Text Block]
	As at December 31,
	2020	2019
Current	5,604	4,558
Non-current	47,154	39,433
	52,758	43,991